BUSINESS COMBINATIONS - Outstanding Balances Of Financial Liabilities Related To Acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other current financial liabilities	$ 10,664	$ 12,602
Other non-current financial liabilities	18,574	19,224
Huddle Group
Disclosure of financial liabilities [line items]
Other current financial liabilities	110	0
Other non-current financial liabilities	0	104
Clarice
Disclosure of financial liabilities [line items]
Other current financial liabilities	3,119	4,446
Other non-current financial liabilities	4,497	2,408
Clarice, Subscription Agreement
Disclosure of financial liabilities [line items]
Other current financial liabilities	800	900
Other non-current financial liabilities	0	0
Dynaflows S.A.
Disclosure of financial liabilities [line items]
Other current financial liabilities	0	0
Other non-current financial liabilities	2,797	4,388
WAE
Disclosure of financial liabilities [line items]
Other current financial liabilities	924	5,457
Other non-current financial liabilities	0	4,735
L4 Mobile LLC
Disclosure of financial liabilities [line items]
Other current financial liabilities	1,845	1,799
Other non-current financial liabilities	1,803	7,589
Ratio
Disclosure of financial liabilities [line items]
Other current financial liabilities	1,666	0
Other non-current financial liabilities	2,216	0
PointSource
Disclosure of financial liabilities [line items]
Other current financial liabilities	2,200	0
Other non-current financial liabilities	$ 7,261	$ 0